Income taxes (Schedule of Deferred Income Tax Liability) (Details) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Deferred tax assets	$ 222,310	$ 132,159
Deferred tax liabilities:
Total deferred liabilities	3,860,831	3,542,265
Deferred tax liabilities, net	3,638,521	3,410,106
Allowance for doubtful accounts [Member]
Deferred tax assets:
Deferred tax assets reduction in allowance for doubtful accounts	(61,536)	(50,476)
Provisions [Member]
Deferred tax liabilities:
Total deferred liabilities	202,407	30,641
Advances from customers [Member]
Deferred tax assets:
Deferred tax assets	283,846	182,635
Property, plant and equipment [Member]
Deferred tax liabilities:
Total deferred liabilities	3,321,941	3,159,719
Intangible assets from Grupo San [Member]
Deferred tax liabilities:
Total deferred liabilities	329,600	318,768
Prepaid expenses [Member]
Deferred tax liabilities:
Total deferred liabilities	$ 6,883	$ 33,137